Guarantee of Registered Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS :
Cash and cash equivalents	$ 272	$ 346	$ 217	$ 582
Short-term investments	785	785
Receivables, net	3,183	2,701
Fiduciary assets	10,838	10,063
Other current assets	427	624
Total Current Assets	15,505	14,519
Goodwill	8,770	8,647	6,078
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	239	312
Deferred tax assets	258	305
Other non-current assets	721	807
TOTAL ASSETS	29,552	28,982
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	337	492
Accounts payable and accrued liabilities	1,832	1,810
Other current liabilities	753	584
Total Current Liabilities	13,760	12,949
Long-term debt	4,155	4,014
Deferred tax liabilities	301	663
Pension and other post employment liabilities	2,192	1,896
Other non-current liabilities	1,024	1,154
TOTAL LIABILITIES	21,432	20,676
TOTAL AON SHAREHOLDERS' EQUITY	8,078	8,251
Noncontrolling interests	42	55
TOTAL EQUITY	8,120	8,306	5,431	5,415
TOTAL LIABILITIES AND EQUITY	29,552	28,982
Parent Guarantor
CURRENT ASSETS :
Intercompany receivables	3
Total Current Assets	3
Investments in subsidiary	10,183	10,359
TOTAL ASSETS	10,186	10,359
CURRENT LIABILITIES
Intercompany payables	2,108	2,108
TOTAL LIABILITIES	2,108	2,108
TOTAL AON SHAREHOLDERS' EQUITY	8,078	8,251
TOTAL EQUITY	8,078	8,251
TOTAL LIABILITIES AND EQUITY	10,186	10,359
Subsidiary Issuer
CURRENT ASSETS :
Cash and cash equivalents	(21)	14	(5)	(15)
Short-term investments	321	437
Receivables, net	2	9
Intercompany receivables	610	1,083
Other current assets	57	70
Total Current Assets	969	1,613
Investments	39	76
Deferred tax assets	702	647
Intercompany receivables	2,133	1,447
Other non-current assets	198	310
Investments in subsidiary	9,269	9,266
TOTAL ASSETS	13,310	13,359
CURRENT LIABILITIES
Short-term debt and current portion of long-term debt	318	97
Accounts payable and accrued liabilities	78	77
Intercompany payables	206	387
Other current liabilities	5	1
Total Current Liabilities	607	562
Long-term debt	3,063	3,279
Pension and other post employment liabilities	1,407	1,202
Intercompany payables	378	155
Other non-current liabilities	141	152
TOTAL LIABILITIES	5,596	5,350
TOTAL AON SHAREHOLDERS' EQUITY	7,714	8,009
TOTAL EQUITY	7,714	8,009
TOTAL LIABILITIES AND EQUITY	13,310	13,359
Other Non-Guarantor Subsidiaries
CURRENT ASSETS :
Cash and cash equivalents	293	332	222	597
Short-term investments	464	348
Receivables, net	3,181	2,692
Fiduciary assets	10,838	10,063
Intercompany receivables	539	535
Other current assets	378	555
Total Current Assets	15,693	14,525
Goodwill	8,770	8,647
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	200	236
Deferred tax assets	258	309
Intercompany receivables	2,202	2,453
Other non-current assets	523	498
Investments in subsidiary	7,714	8,009
TOTAL ASSETS	39,419	39,069
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	19	395
Accounts payable and accrued liabilities	1,758	1,733
Intercompany payables	609	1,229
Other current liabilities	752	584
Total Current Liabilities	13,976	14,004
Long-term debt	1,092	735
Deferred tax liabilities	1,003	1,314
Pension and other post employment liabilities	785	694
Intercompany payables	2,186	1,639
Other non-current liabilities	883	1,003
TOTAL LIABILITIES	19,925	19,389
TOTAL AON SHAREHOLDERS' EQUITY	19,452	19,625
Noncontrolling interests	42	55
TOTAL EQUITY	19,494	19,680
TOTAL LIABILITIES AND EQUITY	39,419	39,069
Consolidating Adjustments
CURRENT ASSETS :
Intercompany receivables	(1,152)	(1,618)
Other current assets	(8)	(1)
Total Current Assets	(1,160)	(1,619)
Deferred tax assets	(702)	(651)
Intercompany receivables	(4,335)	(3,900)
Other non-current assets		(1)
Investments in subsidiary	(27,166)	(27,634)
TOTAL ASSETS	(33,363)	(33,805)
CURRENT LIABILITIES
Accounts payable and accrued liabilities	(4)
Intercompany payables	(815)	(1,616)
Other current liabilities	(4)	(1)
Total Current Liabilities	(823)	(1,617)
Deferred tax liabilities	(702)	(651)
Intercompany payables	(4,672)	(3,902)
Other non-current liabilities		(1)
TOTAL LIABILITIES	(6,197)	(6,171)
TOTAL AON SHAREHOLDERS' EQUITY	(27,166)	(27,634)
TOTAL EQUITY	(27,166)	(27,634)
TOTAL LIABILITIES AND EQUITY	$ (33,363)	$ (33,805)